Note 4 - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
Note 3 – Related Parties

Loans payable – related parties at March 31, 2012 and December 31, 2011 consist of the following:

	March 31, 2012	December 31, 2011

Unsecured non-interest bearing note payable, due on demand, to Frank Russo, a Director of the Company.	$409,979	$409,979

Unsecured note payable to Edward Eppel, a Director of the Company, which bears interest at 10% per annum and is due on demand. Accrued interest is equal to $19,707 and $15,763, respectively.	193,263	189,319

Unsecured non-interest bearing note payable, due on demand, to Anis Sherali, a Director of the Company. During the three months ended March 31, 2012, Mr. Sherali loaned an additional $56,500 to the Company and converted $67,000 of the note to preferred stock.	20,500	31,000

Total	$623,742	$630,298

Frank Russo, a Director of the Company, is a holder of an unsecured non-interest bearing note of the Company. At December 31, 2010, $422,006 was due to Mr. Russo. The Company repaid $0 and $12,027 to Mr. Russo during the threemonths ended March 31, 2012 and the year ended December 31, 2011, respectively. During the three months ended March 31, 2012, the Company converted $10,000 of accrued board compensation due to Mr. Russo into 102,041 shares of Series A Preferred stock.

Edward Eppel, a Director of the Company, is a holder of a note of the Company which bears interest at 10% per annum. At December 31, 2010, $173,256 was due to Mr. Eppel. The Company borrowed $0 and $299 from Mr. Eppel during the three months ended March 31, 2012 and the year ended December 31, 2011, respectively. $3,945 and $15,763 of interest was accrued and included in the loan balance for the three months ended March 31, 2012 and the year ended December 31, 2011, respectively. During the three months ended March 31, 2012, the Company converted $10,000 of accrued board compensation due to Mr. Eppel into 102,041 shares of Series A Preferred stock.

During the year ended December 31, 2011, the Company borrowed $195,000 from Mr. Sherali and issued a non-interest bearing note. Also during the year ended December 31, 2011, the Company converted $127,000 of the note and issued 13,005,556 common shares and converted $37,000 of the note and issued 462,500 preferred shares to Mr. Sherali. During the three months ended March 31, 2012, the Company converted $67,000 of the note and issued 2,030,381 preferred shares to Mr. Sherali. During the three months ended March 31, 2012, the Company converted $10,000 of accrued board compensation due to Mr. Sherali into 102,041 shares of Series A Preferred stock.

Kayode Aladesuyi, the Company’s Chairman, Chief Executive Officer, and President, is the holder of an unsecured non-interest bearing note of the Company. At December 31, 2010, the outstanding balance on the note was $18,456. During the year ended December 31, 2011, the Company borrowed $10,619 from and repaid $29,075 to Mr. Aladesuyi. The balance of the note at December 31, 2011 is $0.

The Company issued 4,000,000 shares of its common stock to Mr. Aladesuyi for services during the years ended December 31, 2011 and converted $230,000 of accrued salaries due to Mr. Aladesuyi to 32,857,143 shares of common stock. During the three months ended March 31, 2012, the Company converted $10,000 of accrued board compensation due to Mr. Aladesuyi into 102,041 shares of Series A Preferred stock.

On October 5, 2011, the Company entered into a license with BBGN&K LLC (“BBGN&K”) for the rights to use certain patented technologies of which BBGN&K owns the patents. Mr. Aladesuyi is the managing member of BBGN&K. The license agreement calls for royalty payments beginning in 2012 of 8% of EarthSearch’s revenues to be paid quarterly. Also on October 5, 2011, the Company's Board of Directors approved the issuance of 1,428,572 shares of Series A Preferred stock to Mr. Aladesuyi as payment of $200,000 initial license fee.

On November 2, 2011, the Company issued 4,285,714 shares of its preferred stock to Mr. Aladesuyi in conversion of $600,000 of accrued compensation due him.

On November 2, 2011, the Company issued 1,375,000 shares of its preferred stock to Mr. Russo in conversion of $125,000 of accrued compensation due him.

Andrea Rocha, Comptroller of the Company, is the wife of Kayode Aladesuyi. On January12, 2012 the Company issued 7,500,000 shares of the Company’s common stock in exchange of salaries payable to Ms. Rocha of $22,500.

Note 4 – Related Parties

Loans payable – related parties at December 31, 2011 and 2010 consisted of the following:

	2011	2010

Unsecured non-interest bearing note payable, due on demand, to Frank Russo, a Director of the Company.	$409,979	$422,006

Unsecured note payable to Edward Eppel, a Director of the Company, which bears interest at 10% per annum and is due on demand. Accrued interest is equal to $15,763 and $0, respectively.	189,319	173,256

Unsecured non-interest bearing note payable, due on demand, to Anis Sherali, a Director of the Company.	31,000	-

Unsecured non-interest bearing convertible note payable to Kayode Aladesuyi, Chief Executive Officer and President, and was originally due July 30, 2010. The due date of the note has been extended to December 31, 2011.	-	81,512

Unsecured non-interest bearing note payable, due on demand, to Kayode Aladesuyi, Chief Executive Officer and President.	-	18,456

Total	$630,298	$695,230

Frank Russo, a Director of the Company, is a holder of an unsecured non-interest bearing note of the Company. At December 31, 2009, $476,206 was due to Mr. Russo. During the year ended December 31, 2010, Mr. Russo converted $60,000 of the note into 6,000,000 shares of the Company’s common stock (See Note 5 – Stockholders’ Deficit). The Company borrowed $0 and $29,800 from and repaid $12,027 and $24,000 to Mr. Russo during the years ended December 31, 2011 and 2010, respectively.

Edward Eppel, a Director of the Company, is a holder of a note of the Company which bears interest at 10% per annum. At December 31, 2009, $126,400 was due to Mr. Eppel. The Company borrowed $299 and $31,085 from Mr. Eppel during the years ended December 31, 2011 and 2010, respectively. $15,763 and $15,771 of interest was accrued and included in the loan balance for the years ended December 31, 2011 and 2010, respectively.

On April 2, 2010, prior to the Share Exchange, Anis Sherali, a Director of the Company, purchased 200,000 shares of the Company’s common stock for $5,000. From April 2, 2010 through December 31, 2010 Mr. Sherali purchased 27,769,232 shares of the Company’s stock for $265,900. During the year ended December 31, 2011, the Company borrowed $195,000 from Mr. Sherali and issued a non-interest bearing note. Also during the year ended December 31, 2011, the Company converted $127,000 of the note and issued 13,005,556 common shares and converted $37,000 of the note and issued 462,500 preferred shares to Mr. Sherali (see Note 5 – Stockholders’ Deficit).

Kayode Aladesuyi, the Company’s Chairman, Chief Executive Officer, and President, is the holder of an unsecured non-interest bearing note of the Company. At December 31, 2009, the outstanding balance on the note was $2,000. During the year ended December 31, 2010, the Company borrowed $170,937 from and repaid $154,481 to Mr. Aladesuyi. During the year ended December 31, 2011, the Company borrowed $10,619 from and repaid $29,075 to Mr. Aladesuyi. The balance of the note at December 31, 2011 is $0.

On July 30, 2010, Charms Investments Inc. (“Charms”) assigned its interest in their $174,425 convertible note to Mr. Aladesuyi. During the year ended December 31, 2010, the Company borrowed and additional $8,000 from and repaid $100,913 to Mr. Aladesuyi. During the year ended December 31, 2011, the Company repaid $71,012 to Mr. Aladesuyi. Also during the year ended December 31, 2011, Mr. Aladesuyi sold and assigned interest in $10,500 of the note to Charms and the Company converted the $10,500 of the note to common stock and issued 2,200,000 shares to Charms (see Note 5 – Stockholders’ Deficit). The balance of the note at December 31, 2011 is $0.

The Company issued 4,000,000 shares of its common stock to Mr. Aladesuyi for services during the years ended December 31, 2010 (see Note 5 – Stockholders’ Deficit). During the year ended December 31, 2011, the Company converted $230,000 of accrued salaries due to Mr. Aladesuyi to common stock and issued 32,857,143 shares to Mr. Aladesuyi.

Andrea Rocha, Comptroller of the Company, is the wife of Kayode Aladesuyi. Ms. Rocha was a holder of an unsecured non-interest bearing note of the Company. At December 31, 2009, the outstanding balance on the note was $2,600. During the year ended December 31, 2010, the Company repaid $2,600 to Ms. Rocha. On December 31, 2010 the Company issued 1,900,000 shares of the Company’s common stock in exchange of salaries payable to Ms. Rocha of $19,159 (see Note 5 – Stockholders’ Deficit).

During the year ended December 31, 2010, the Company borrowed $25,000 from Valerie Aladesuyi, the former wife of Kayode Aladesuyi. Also during the year ended December 31, 2010, Ms. Aladesuyi converted the $25,000 note into 2,500,000 shares of the Company’s common stock (see Note 5 – Stockholders’ Deficit).

On October 5, 2011, the Company entered into a license with BBGN&K LLC (“BBGN&K”) for the rights to use certain patented technologies of which BBGN&K owns the patents. Mr. Aladesuyi is the managing member of BBGN&K. The license agreement calls for royalty payments beginning in 2012 of 8% of EarthSearch’s revenues to be paid quarterly. Also on October 5, 2011, the Company's Board of Directors approved the issuance of 1,428,572 shares of preferred stock to Mr. Aladesuyi as payment of $200,000 initial license fee. (see Note 5 – Stockholders’ Deficit).

On November 2, 2011, the Company issued 4,285,714 shares of its preferred stock to Mr. Aladesuyi in conversion of $600,000 of accrued compensation due him. (see Note 5 – Stockholders’ Deficit).

On November 2, 2011, the Company issued 1,375,000 shares of its preferred stock to Mr. Russo in conversion of $125,000 of accrued compensation due him. (see Note 5 – Stockholders’ Deficit).

During the years ended December 31, 2011 and 2010, officers and shareholders of the Company contributed services having a fair market value of $0 and $347,846, respectively (see Note 5 – Stockholders’ Deficit).